UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Insured Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Pennsylvania Insured Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Pennsylvania - 118.5%
Corporate - 5.2%	Delaware County IDA, Pennsylvania, RB, Water
Facilities, Aqua Pennsylvania Inc. Project, Series B,
	AMT (MBIA), 5.00%, 11/01/36	$ 2,520	$ 2,367,414
Northumberland County IDA, Refunding RB, Aqua
	Pennsylvania Inc. Project, AMT (MBIA), 5.05%, 10/01/39	6,000	5,397,720
	Pennsylvania Economic Development Financing
	Authority, RB, Waste Management Inc. Project,
	Series A, AMT, 5.10%, 10/01/27	1,200	1,119,768
			8,884,902
County/City/Special District/School	Chambersburg Area School District, GO (MBIA),
District - 41.6%	5.25%, 3/01/26	2,115	2,185,620
	Chambersburg Area School District, GO (MBIA),
	5.25%, 3/01/27	2,500	2,574,450
City of Philadelphia Pennsylvania, GO, Refunding,
	Series A (FSA), 5.25%, 12/15/32	7,000	7,214,480
	Connellsville Area School District, GO, Series B (FSA),
	5.00%, 11/15/37	1,000	1,007,250
Delaware Valley Regional Financial Authority, RB,
	Series A (AMBAC), 5.50%, 8/01/28	2,230	2,361,681
East Stroudsburg Area School District, GO, Series A
	(MBIA), 7.75%, 9/01/27	2,000	2,423,600
	Erie County Conventional Center Authority, RB (MBIA),
	5.00%, 1/15/36	8,850	8,885,577
	Marple Newtown School District, GO (FSA),
	5.00%, 6/01/31	3,500	3,637,690
North Allegheny School District, GO, Series C (FSA),
	5.25%, 5/01/27	2,175	2,273,245
	Northeastern York School District, GO, Series B (MBIA),
	5.00%, 4/01/32	1,585	1,614,433
	Philadelphia Authority for Industrial Development, RB,
	Series B (FSA), 5.50%, 10/01/11 (a)	1,000	1,099,590
	Philadelphia Redevelopment Authority, RB,
	Neighborhood Transformation, Series A (MBIA),
	5.50%, 4/15/22	1,750	1,785,070
	Philadelphia Redevelopment Authority, RB, Qualified
	Redevelopment, Neighborhood, Series B, AMT (MBIA),
	5.00%, 4/15/27	4,645	4,371,456
Philadelphia School District, GO, Series B (FGIC),
	5.63%, 8/01/12 (a)	10,000	11,248,700
	Philadelphia School District, GO, Series E,
	6.00%, 9/01/38	4,800	5,185,344
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance
AMT	Alternative Minimum Tax (subject to)		(National Public Finance Guaranty Corp.)
CAB	Capital Appreciation Bonds	PCR	Pollution Control Revenue Bonds
FSA	Financial Security Assurance Inc.	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family
GO	General Obligation Bonds
HFA	Housing Finance Agency

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Reading School District, GO (FSA), 5.00%, 1/15/29	$ 6,000	$ 6,196,620
Scranton School District, Pennsylvania, GO, Series A
	(FSA), 5.00%, 7/15/38	3,500	3,556,280
Shaler Area School District, Pennsylvania, GO, CAB
	(Syncora), 4.80%, 9/01/30 (b)	6,145	1,996,142
York City School District, Pennsylvania, GO, Series A
	(Syncora), 5.25%, 6/01/22	1,040	1,092,094
			70,709,322
Education - 7.6%	Gettysburg Municipal Authority, RB (MBIA),
	5.00%, 8/15/23	4,000	4,000,280
	Pennsylvania Higher Educational Facilities Authority,
	RB, Series AE (MBIA), 4.75%, 6/15/32	8,845	8,844,558
			12,844,838
Health - 12.7%	Allegheny County Hospital Development Authority, RB,
	Health Center, UPMC Health, Series B (MBIA),
	6.00%, 7/01/26	2,000	2,295,520
County of Lehigh Pennsylvania, RB, Lehigh Valley
	Health Network, Series A (FSA), 5.00%, 7/01/33	7,995	7,863,642
	Lycoming County Authority, Refunding RB,
	Susquehanna Health System Project, Series A,
	5.75%, 7/01/39	1,160	1,102,998
	Monroe County Hospital Authority, Pennsylvania, RB,
	Hospital, Pocono Medical Center, 5.13%, 1/01/37	1,265	1,166,646
	Montgomery County Higher Education & Health
	Authority, Refunding RB, Abington Memorial Hospital,
	Series A, 5.13%, 6/01/33	1,760	1,718,728
	Pennsylvania Higher Educational Facilities Authority,
	RB, UPMC Health System, Series A,
	6.00%, 1/15/22	3,000	3,086,970
Philadelphia Hospitals & Higher Education Facilities
	Authority, RB, Presbyterian Medical Center,
	6.65%, 12/01/19 (c)	3,000	3,687,300
Sayre Health Care Facilities Authority, RB, Guthrie
	Health, Series A, 5.88%, 12/01/31	590	598,006
			21,519,810
Housing - 6.4%	Pennsylvania HFA, RB, S/F, Series 72A, AMT (MBIA),
	5.25%, 4/01/21	5,000	5,023,150
Pennsylvania HFA, RB, Series 96, Series A, AMT,
	4.70%, 10/01/37	2,985	2,681,784
Philadelphia Housing Authority, RB, Series A (FSA),
	5.50%, 12/01/18	3,000	3,162,120
			10,867,054
IDA/PCR/Resource Recovery - 0.1%	Montgomery County IDA, Pennsylvania, RB, ACTS
	Retirement, Life Community, Series A-1, 6.25%, 11/15/29	235	247,157
State - 4.2%	Commonwealth of Pennsylvania, GO, First Series,
	5.00%, 3/15/29	1,900	2,038,016
	State Public School Building Authority, Pennsylvania,
	RB, CAB, Corry Area School District (FSA),
	4.85%, 12/15/22 (b)	1,980	1,077,773

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	State Public School Building Authority, Pennsylvania,
	RB, CAB, Corry Area School District (FSA),
	4.87%, 12/15/23 (b)	$ 1,980	$ 1,007,483
	State Public School Building Authority, Pennsylvania,
	RB, CAB, Corry Area School District (FSA),
	4.89%, 12/15/24 (b)	1,980	948,301
	State Public School Building Authority, Pennsylvania,
	RB, CAB, Corry Area School District (FSA),
	4.94%, 12/15/25 (b)	1,980	898,583
	State Public School Building Authority, Pennsylvania,
	RB, Harrisburg School District Project, Series A (AGC),
	5.00%, 11/15/33	1,200	1,226,472
			7,196,628
Transportation - 24.0%	City of Philadelphia Pennsylvania, RB, Series A, AMT
	(FSA), 5.00%, 6/15/37	7,500	7,061,250
Pennsylvania Turnpike Commission, RB, Series A
	(AMBAC), 5.50%, 12/01/31	7,800	7,993,986
Pennsylvania Turnpike Commission, RB, Series A
	(AMBAC), 5.25%, 12/01/32	350	351,222
Pennsylvania Turnpike Commission, RB, Series C
	(MBIA), 5.00%, 12/01/32	13,600	14,040,504
Pennsylvania Turnpike Commission, RB, Sub-Series B
	(FSA), 5.25%, 6/01/39	3,500	3,482,115
	Philadelphia Authority for Industrial Development, RB,
Philadelphia Airport System Project, Series A, AMT
	(MBIA), 5.50%, 7/01/17	4,000	4,087,160
	Philadelphia Authority for Industrial Development, RB,
Philadelphia Airport System Project, Series A, AMT
	(MBIA), 5.50%, 7/01/18	3,655	3,715,819
			40,732,056
Utilities - 16.7%	Allegheny County Sanitation Authority, Refunding RB,
	Series A (MBIA), 5.00%, 12/01/30	5,000	5,018,000
City of Philadelphia Pennsylvania, RB, 1998 General
	Ordinance, 4th Series (FSA), 5.00%, 8/01/32	4,500	4,481,460
	City of Philadelphia Pennsylvania, RB, Series A,
	5.25%, 1/01/36	700	698,957
	Delaware County IDA, Pennsylvania, RB, Pennsylvania
	Suburban Water Co. Project, Series A, AMT (AMBAC),
	5.15%, 9/01/32	5,500	5,376,800
Montgomery County IDA, Pennsylvania, RB, Aqua
	Pennsylvania Inc. Project, Series A, AMT,
	5.25%, 7/01/42	1,800	1,715,706
Northampton Boro Municipal Authority, RB (MBIA),
	5.00%, 5/15/34	935	944,808
	Pennsylvania IDA, Pennsylvania, RB, Economic
	Development (AMBAC), 5.50%, 7/01/20	7,000	7,341,320
	Reading Area Water Authority, Pennsylvania, RB (FSA),
	5.00%, 12/01/27	2,680	2,802,020
			28,379,071
	Total Municipal Bonds in Pennsylvania		201,380,838

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Guam - 1.4%
Transportation - 1.4%	Guam International Airport Authority, RB, General,
	Series C, AMT (MBIA), 5.00%, 10/01/23	$ 2,500	$ 2,402,900
	Total Municipal Bonds in Guam		2,402,900
Puerto Rico - 0.8%
State - 0.8%	Commonwealth of Puerto Rico, GO, Refunding Public
	Improvement, Series A 4 (FSA), 5.25%, 7/01/30	1,270	1,311,110
	Total Municipal Bonds in Puerto Rico		1,311,110
U.S. Virgin Islands - 0.0%
State - 0.0%	Virgin Islands Public Finance Authority, RB, Senior
	Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	100	94,944
	Total Municipal Bonds in the U.S. Virgin Islands		94,944
	Total Municipal Bonds - 120.7%		205,189,792
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (d)
Pennsylvania - 33.6%
County/City/Special District/School	East Stroudsburg Area School District, GO,
District - 15.6%	Refunding (FSA), 5.00%, 9/01/25	7,000	7,419,650
State Public School Building Authority, Refunding
RB, School District Philadelphia Project, Series B
	(FSA), 5.00%, 6/01/26	19,025	19,125,664
			26,545,314
Education - 1.4%	University of Pittsburgh, Pennsylvania, RB,
	Capital Projects, Series B, 5.00%, 9/15/28	2,202	2,361,698
Health - 3.3%	Geisinger Authority, RB, Series A, 5.13%, 6/01/34	2,500	2,519,675
	Geisinger Authority, RB, Series A, 5.25%, 6/01/39	3,000	3,040,470
			5,560,145
State - 13.3%	Commonwealth of Pennsylvania, GO, First Series,
	5.00%, 3/15/28	5,203	5,619,409
State Public School Building Authority, RB, Lease,
Philadelphia School District Project (FSA), 5.25%,
	6/01/13	15,000	17,001,600
			22,621,009
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 33.6%		57,088,166
	Total Long-Term Investments
	(Cost - $259,205,631) - 154.3%		262,277,958
	Short-Term Securities	Shares
	CMA Pennsylvania Municipal Money Fund, 0.04% (e)(f)	955,343	955,343
	Total Short-Term Securities
	(Cost - $955,343) - 0.6%		955,343
	Total Investments (Cost - $260,160,974*) - 154.9%		263,233,301
	Other Assets Less Liabilities - 0.8%		1,355,196
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (16.6)%		(28,239,210)
	Preferred Shares, at Redemption Value - (39.1)%		(66,357,344)
	Net Assets Applicable to Common Shares - 100.0%	$ 169,991,943

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
Schedule of Investments October 31, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 233,248,237
Gross unrealized appreciation	$ 10,948,042
Gross unrealized depreciation	(9,158,035)
Net unrealized appreciation	$ 1,790,007

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Security is collateralized by Municipal or US Treasury Obligations.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
CMA Pennsylvania Municipal Money Fund	$ (599,888)	$ 95

(f) Represents the current yield as of report date.

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
Schedule of Investments October 31, 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities.
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 955,343
Level 2 - Long-Term Investments[1]	262,277,958
Level 3	-
Total	$ 263,233,301

1See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Insured Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Pennsylvania Insured Fund

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Insured Fund

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Insured Fund

Date: December 18, 2009